Credit facility	9 Months Ended
May 31, 2024
Credit facility
Credit facility

10. Credit facility

The Company had an authorized line of credit of $250,000, renewable annually, bearing interest at prime rate plus 1%, secured by a first ranking movable hypothec of $750,000 on all present and future accounts receivable and inventory. Effective March 31, 2024, the line of credit was not renewed and closed. As at May 31, 2024, the Company has drawn an amount of nil [August 31, 2023 - $155,000] on the line of credit.